VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—17.6%
Aerospace & Defense—0.1%
Rocket Lab USA, Inc. 144A 4.250%, 2/1/29(1)	$ 425	$ 415
Spirit AeroSystems, Inc. 144A 3.250%, 11/1/28(1)	655	844
		1,259

Auto Manufacturers—0.2%
Ford Motor Co. 0.000%, 3/15/26	1,360	1,354
Rivian Automotive, Inc.
4.625%, 3/15/29	620	421
144A 3.625%, 10/15/30(1)	1,505	875
		2,650

Banks—0.7%
Barclays Bank plc
0.000%, 2/18/25	1,225	1,354
1.000%, 2/16/29(2)	3,085	3,069
BofA Finance LLC 0.600%, 5/25/27	2,140	2,691
Morgan Stanley Finance LLC 1.500%, 1/28/27(2)	2,585	2,809
		9,923

Biotechnology—0.6%
Bridgebio Pharma, Inc. 2.500%, 3/15/27	1,445	1,430
Cytokinetics, Inc. 3.500%, 7/1/27	590	843
Immunocore Holdings plc 144A 2.500%, 2/1/30(1)	685	676
Insmed, Inc.
1.750%, 1/15/25	1,660	1,825
0.750%, 6/1/28	630	642
Sarepta Therapeutics, Inc. 1.250%, 9/15/27	1,915	2,190
		7,606

Commercial Services—1.7%
Affirm Holdings, Inc. 0.000%, 11/15/26(3)	6,420	5,315
Block, Inc. 0.125%, 3/1/25	5,315	5,258
Global Payments, Inc. 144A 1.500%, 3/1/31(1)	4,650	4,622
Repay Holdings Corp. 144A 0.000%, 2/1/26(1)(3)	3,400	3,077
Shift4 Payments, Inc. 0.500%, 8/1/27	3,035	2,692
Stride, Inc. 1.125%, 9/1/27	1,155	1,586
		22,550

Computers—1.1%
CyberArk Software Ltd. 0.000%, 11/15/24	1,160	1,778
	Par Value	Value

Computers—continued
Parsons Corp. 144A 2.625%, 3/1/29(1)	$ 3,110	$ 3,248
Seagate HDD Cayman 144A 3.500%, 6/1/28(1)	1,500	1,794
Super Micro Computer, Inc. 144A 0.000%, 3/1/29(1)	1,020	1,041
Varonis Systems, Inc. 1.250%, 8/15/25	730	1,086
Western Digital Corp. 144A 3.000%, 11/15/28(1)	3,145	4,750
Zscaler, Inc. 0.125%, 7/1/25	510	646
		14,343

Electric Utilities—1.1%
NextEra Energy Capital Holdings, Inc. 144A 3.000%, 3/1/27(1)	3,305	3,602
NRG Energy, Inc. 2.750%, 6/1/48	725	1,298
PG&E Corp. 144A 4.250%, 12/1/27(1)	5,200	5,208
Southern Co. (The) 3.875%, 12/15/25	4,705	4,700
		14,808

Electronics—0.1%
Itron, Inc. 0.000%, 3/15/26(3)	1,420	1,427
Energy-Alternate Sources—0.1%
Plug Power, Inc. 3.750%, 6/1/25	615	541
Sunnova Energy International, Inc. 2.625%, 2/15/28	3,430	1,106
		1,647

Engineering & Construction—0.5%
Fluor Corp. 144A 1.125%, 8/15/29(1)	3,305	3,594
Granite Construction, Inc. 144A 3.750%, 5/15/28(1)	1,830	2,444
		6,038

Entertainment—0.9%
Cinemark Holdings, Inc. 4.500%, 8/15/25	410	550
DraftKings Holdings, Inc. 0.000%, 3/15/28(3)	4,880	4,038
IMAX Corp. 0.500%, 4/1/26	1,155	1,072
Live Nation Entertainment, Inc.
2.000%, 2/15/25	4,160	4,257
3.125%, 1/15/29	1,670	1,809
		11,726

Environmental Services—0.2%
Tetra Tech, Inc. 144A 2.250%, 8/15/28(1)	2,960	3,346
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
	Par Value	Value

Financial Services—1.0%
Bread Financial Holdings, Inc. 144A 4.250%, 6/15/28(1)	$ 1,890	$ 2,155
Citigroup Global Markets Holdings, Inc. 1.000%, 3/15/27(2)	2,550	2,706
Coinbase Global, Inc. 0.500%, 6/1/26	4,400	4,413
Encore Capital Group, Inc. 4.000%, 3/15/29	1,750	1,538
JPMorgan Chase Financial Co. LLC 1.000%, 3/15/27(2)	2,490	2,603
		13,415

Health Care REITs—0.4%
Welltower OP LLC 144A 2.750%, 5/15/28(1)	5,340	5,987
Healthcare-Products—0.9%
Glaukos Corp. 2.750%, 6/15/27	1,065	1,936
Integer Holdings Corp. 2.125%, 2/15/28	1,155	1,605
iRhythm Technologies, Inc. 144A 1.500%, 9/1/29(1)	1,705	1,725
Natera, Inc. 2.250%, 5/1/27	1,275	3,144
Repligen Corp. 144A 1.000%, 12/15/28(1)	1,105	1,156
Shockwave Medical, Inc. 144A 1.000%, 8/15/28(1)	740	939
TransMedics Group, Inc. 144A 1.500%, 6/1/28(1)	1,335	1,665
		12,170

Insurance—0.2%
HCI Group, Inc. 4.750%, 6/1/42	1,435	2,203
Internet—2.4%
Booking Holdings, Inc. 0.750%, 5/1/25	1,075	1,972
Cardlytics, Inc. 144A 4.250%, 4/1/29(1)	1,435	1,419
Lyft, Inc. 144A 0.625%, 3/1/29(1)	2,555	2,626
Palo Alto Networks, Inc. 0.375%, 6/1/25	1,230	3,595
PDD Holdings, Inc. 0.000%, 12/1/25	2,735	2,673
Sea Ltd. 2.375%, 12/1/25	2,080	2,181
Snap, Inc. 0.750%, 8/1/26	2,970	3,081
Uber Technologies, Inc. 0.000%, 12/15/25	4,355	4,518
Wayfair, Inc.
1.125%, 11/1/24	2,045	1,968
1.000%, 8/15/26	2,910	2,585
3.250%, 9/15/27	2,625	2,892
Zillow Group, Inc.
2.750%, 5/15/25	2,645	2,674
	Par Value	Value

Internet—continued
1.375%, 9/1/26	$ 285	$ 328
		32,512

Iron & Steel—0.2%
ATI, Inc. 3.500%, 6/15/25	660	2,547
Leisure Time—0.7%
Carnival Corp. 5.750%, 12/1/27	1,235	1,735
NCL Corp., Ltd. 1.125%, 2/15/27	3,415	3,124
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25	1,560	4,446
		9,305

Media—0.1%
DISH Network Corp. 0.000%, 12/15/25	1,410	1,026
Miscellaneous Manufacturing—0.2%
Axon Enterprise, Inc. 0.500%, 12/15/27	1,705	2,482
Oil, Gas & Consumable Fuels—0.3%
CNX Resources Corp. 2.250%, 5/1/26	1,330	2,495
Pioneer Natural Resources Co. 0.250%, 5/15/25	575	1,685
		4,180

Passenger Airlines—0.2%
American Airlines Group, Inc. 6.500%, 7/1/25	2,875	3,136
Pharmaceuticals—0.4%
Dexcom, Inc. 144A 0.375%, 5/15/28(1)	4,460	4,522
Neurocrine Biosciences, Inc. 2.250%, 5/15/24	235	422
		4,944

Retail—0.3%
Burlington Stores, Inc. 144A 1.250%, 12/15/27(1)	1,855	2,015
Freshpet, Inc. 3.000%, 4/1/28	1,185	1,981
		3,996

Semiconductors—0.9%
Impinj, Inc. 1.125%, 5/15/27	1,230	1,931
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	1,640	2,165
ON Semiconductor Corp. 0.500%, 3/1/29	2,655	2,562

See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
	Par Value	Value

Semiconductors—continued
Semtech Corp. 1.625%, 11/1/27	$ 2,225	$ 2,673
SMART Global Holdings, Inc. 2.000%, 2/1/29	295	312
Veeco Instruments, Inc. 144A 2.875%, 6/1/29(1)	1,050	1,464
Wolfspeed, Inc. 0.250%, 2/15/28	1,645	971
		12,078

Software—2.1%
Akamai Technologies, Inc. 0.125%, 5/1/25	2,120	2,391
BlackLine, Inc. 0.125%, 8/1/24	2,650	2,628
Confluent, Inc. 0.000%, 1/15/27(3)	2,465	2,089
Datadog, Inc. 0.125%, 6/15/25	2,095	2,986
Guidewire Software, Inc. 1.250%, 3/15/25	1,385	1,537
HubSpot, Inc. 0.375%, 6/1/25	680	1,466
MicroStrategy, Inc.
0.000%, 2/15/27	2,585	2,625
144A 0.875%, 3/15/31(1)	2,890	2,292
MongoDB, Inc. 0.250%, 1/15/26	775	1,375
Nutanix, Inc. 0.250%, 10/1/27	2,220	2,680
Tyler Technologies, Inc. 0.250%, 3/15/26	2,665	2,793
Vertex, Inc. 144A 0.750%, 5/1/29(1)	2,405	2,511
		27,373

Telecommunications—0.0%
Infinera Corp. 3.750%, 8/1/28	620	610
Total Convertible Bonds and Notes (Identified Cost $233,591)		235,287

	Shares
Convertible Preferred Stocks—1.3%
Banks—0.6%
Wells Fargo & Co. Series L, 7.500%	7,260	8,316
Chemicals—0.1%
Albemarle Corp., 7.250%	34,880	1,914
Electric Utilities—0.2%
NextEra Energy, Inc., 6.926%	50,380	2,053
Financial Services—0.3%
Apollo Global Management, Inc., 6.750%	56,420	3,440
	Shares	Value
Machinery—0.1%
Chart Industries, Inc. Series B, 6.750%	26(4)	$ 1,494
Total Convertible Preferred Stocks (Identified Cost $17,843)		17,217

Common Stocks—78.2%
Aerospace & Defense—0.9%
L3Harris Technologies, Inc.	55,293	11,835
Automobile Components—0.6%
Aptiv plc(5)	107,195	7,611
Banks—10.3%
Bank of America Corp.(6)	1,183,948	43,818
Commerce Bancshares, Inc.	241,320	13,195
JPMorgan Chase & Co.(6)	68,241	13,085
PNC Financial Services Group, Inc. (The)	220,963	33,865
Truist Financial Corp.	549,726	20,642
U.S. Bancorp	307,154	12,480
		137,085

Beverages—0.8%
Keurig Dr Pepper, Inc.	323,155	10,890
Building Products—0.8%
Allegion plc	92,519	11,247
Capital Markets—4.7%
Intercontinental Exchange, Inc.	79,403	10,224
MarketAxess Holdings, Inc.	46,945	9,393
Morgan Stanley	120,702	10,965
MSCI, Inc. Class A	40,107	18,682
Nasdaq, Inc.	219,338	13,127
		62,391

Chemicals—1.9%
Air Products & Chemicals, Inc.	22,786	5,385
Celanese Corp. Class A	66,668	10,241
FMC Corp.	176,691	10,427
		26,053

Commercial Services & Supplies—0.8%
RB Global, Inc.	154,386	11,051
Consumer Finance—0.5%
Capital One Financial Corp.	43,327	6,214
Consumer Staples Distribution & Retail—1.7%
Costco Wholesale Corp.	17,144	12,394
Target Corp.	62,058	9,990
		22,384

Containers & Packaging—0.9%
Ball Corp.	165,307	11,500
Electric Utilities—4.4%
Eversource Energy	377,395	22,878

See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
	Shares	Value

Electric Utilities—continued
NextEra Energy, Inc.(6)	544,050	$ 36,435
		59,313

Entertainment—0.8%
Walt Disney Co. (The)	91,609	10,178
Financial Services—2.6%
Jack Henry & Associates, Inc.	68,745	11,184
Mastercard, Inc. Class A	25,790	11,636
Visa, Inc. Class A	44,257	11,888
		34,708

Food Products—0.9%
Tyson Foods, Inc. Class A	193,889	11,759
Gas Utilities—0.4%
UGI Corp.	232,061	5,931
Healthcare Equipment & Supplies—4.1%
Edwards Lifesciences Corp.(5)	299,104	25,325
IDEXX Laboratories, Inc.(5)	20,961	10,329
Medtronic plc	116,256	9,328
Teleflex, Inc.	48,311	10,085
		55,067

Healthcare Technology—0.9%
Veeva Systems, Inc. Class A(5)	59,040	11,723
Hotels, Restaurants & Leisure—2.9%
Domino’s Pizza, Inc.	27,145	14,367
Las Vegas Sands Corp.	115,983	5,145
Planet Fitness, Inc. Class A(5)	155,275	9,292
Starbucks Corp.	113,376	10,032
		38,836

Industrial Conglomerates—0.6%
Honeywell International, Inc.	41,226	7,945
Industrial REITs—2.6%
Rexford Industrial Realty, Inc.	802,890	34,372
Interactive Media & Services—1.0%
Alphabet, Inc. Class A(5)	78,270	12,741
Life Sciences Tools & Services—3.4%
Agilent Technologies, Inc.	162,458	22,263
Thermo Fisher Scientific, Inc.(6)	41,253	23,462
		45,725

Machinery—2.4%
Stanley Black & Decker, Inc.	225,715	20,630
Toro Co. (The)	123,012	10,775
		31,405

Office REITs—3.1%
Alexandria Real Estate Equities, Inc.	352,033	40,790
	Shares	Value

Oil, Gas & Consumable Fuels—5.5%
Chevron Corp.	140,145	$ 22,601
EOG Resources, Inc.	86,318	11,405
Ovintiv, Inc.	231,533	11,882
Pioneer Natural Resources Co.	64,988	17,503
TC Energy Corp.	285,697	10,242
		73,633

Personal Care Products—0.8%
Estee Lauder Cos., Inc. (The) Class A	73,681	10,810
Pharmaceuticals—1.4%
Pfizer, Inc.	340,852	8,732
Zoetis, Inc. Class A	66,640	10,612
		19,344

Residential REITs—2.2%
Invitation Homes, Inc.	300,613	10,281
Mid-America Apartment Communities, Inc.	77,622	10,091
Sun Communities, Inc.	79,632	8,864
		29,236

Semiconductors & Semiconductor Equipment—0.8%
Texas Instruments, Inc.	64,257	11,336
Software—4.3%
Intuit, Inc.	67,108	41,984
Microsoft Corp.(6)	27,711	10,789
Salesforce, Inc.	18,525	4,982
		57,755

Specialized REITs—2.6%
American Tower Corp.	59,200	10,157
Crown Castle, Inc.	160,324	15,035
SBA Communications Corp. Class A	52,296	9,733
		34,925

Specialty Retail—1.2%
Best Buy Co., Inc.	74,990	5,522
Home Depot, Inc. (The)(6)	33,028	11,039
		16,561

Technology Hardware, Storage & Peripherals—0.8%
Apple, Inc.(6)	65,078	11,085
Textiles, Apparel & Luxury Goods—1.9%
Lululemon Athletica, Inc.(5)	22,293	8,039
NIKE, Inc. Class B(6)	181,777	16,771
		24,810

Trading Companies & Distributors—1.8%
MonotaRO Co., Ltd. Unsponsored ADR	1,991,287	23,716

See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
	Shares	Value

Water Utilities—0.9%
American Water Works Co., Inc.	95,386	$ 11,668
Total Common Stocks (Identified Cost $1,005,865)		1,043,633

Warrant—0.0%
Energy Equipment & Services—0.0%
Nabors Industries Ltd., 6/11/26(5)	876	7
Total Warrant (Identified Cost $—)		7

Total Long-Term Investments—97.1% (Identified Cost $1,257,299)		1,296,144

Short-Term Investment—0.4%
Money Market Mutual Fund—0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.184%)(7)	4,932,893	4,933
Total Short-Term Investment (Identified Cost $4,933)		4,933

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—97.5% (Identified Cost $1,262,232)		1,301,077

Written Options—(0.1)%
(See open written options schedule)
Total Written Options (Premiums Received $1,000)	(897)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—97.4% (Identified Cost $1,261,232)	$1,300,180
Other assets and liabilities, net—2.6%	34,565
NET ASSETS—100.0%	$1,334,745
Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International
OP	Operating Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, these securities amounted to a value of $70,012 or 5.2% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(4)	Value shown as par value.
(5)	Non-income producing.
(6)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $78,304.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	93%
Canada	2
Japan	2
United Kingdom	1
Ireland	1
Cayman Islands	1
Total	100%
† % of total investments, net of written options, as of April 30, 2024.

Open written options contracts as of April 30, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Agilent Technologies, Inc.	(406)	$(5,887)	$145.00	05/17/24	$(30)
Alexandria Real Estate Equities, Inc.	(704)	(8,800)	125.00	05/17/24	(42)
Alphabet, Inc.	(313)	(5,477)	175.00	05/17/24	(27)
American Tower Corp.	(207)	(3,933)	190.00	05/17/24	(2)
Apple, Inc.	(227)	(4,200)	185.00	05/17/24	(19)
Aptiv plc	(375)	(2,906)	77.50	05/17/24	(30)
Bank of America Corp.	(3,707)	(14,828)	40.00	05/17/24	(26)
Best Buy Co., Inc.	(224)	(1,848)	82.50	05/17/24	(2)
Capital One Financial Corp.	(173)	(2,682)	155.00	05/17/24	(8)
Celanese Corp.	(233)	(4,078)	175.00	05/17/24	(5)
Costco Wholesale Corp.	(60)	(4,680)	780.00	05/17/24	(4)
Crown Castle, Inc.	(561)	(5,890)	105.00	05/17/24	(3)
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
Open written options contracts as of April 30, 2024 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2) (continued)
Domino’s Pizza, Inc.	(95)	$(5,035)	$530.00	05/17/24	$(94)
Edwards Lifesciences Corp.	(747)	(7,283)	97.50	05/17/24	(1)
Estee Lauder Cos., Inc. (The)	(221)	(3,647)	165.00	05/17/24	(41)
FMC Corp.	(618)	(4,017)	65.00	05/17/24	(71)
Home Depot, Inc. (The)	(115)	(4,312)	375.00	05/17/24	(3)
Intuit, Inc.	(167)	(11,189)	670.00	05/17/24	(65)
Intuit, Inc.	(67)	(4,690)	700.00	06/21/24	(48)
JPMorgan Chase & Co.	(204)	(4,080)	200.00	05/17/24	(13)
Las Vegas Sands Corp.	(347)	(1,735)	50.00	05/17/24	(1)
Lululemon Athletica, Inc.	(78)	(3,042)	390.00	05/17/24	(8)
Mastercard, Inc.	(90)	(4,545)	505.00	05/17/24	(3)
Microsoft Corp.	(96)	(4,272)	445.00	05/17/24	(2)
Morgan Stanley	(422)	(4,220)	100.00	05/17/24	(2)
Nasdaq, Inc.	(767)	(4,985)	65.00	05/17/24	(8)
NextEra Energy, Inc.	(1,904)	(13,804)	72.50	05/17/24	(19)
NIKE, Inc.	(545)	(5,722)	105.00	05/17/24	(2)
Planet Fitness, Inc.	(543)	(3,665)	67.50	05/17/24	(41)
PNC Financial Services Group, Inc. (The)	(662)	(11,254)	170.00	05/17/24	(7)
Salesforce, Inc.	(55)	(1,650)	300.00	05/17/24	(3)
Stanley Black & Decker, Inc.	(677)	(6,770)	100.00	05/17/24	(44)
Starbucks Corp.	(283)	(2,689)	95.00	05/17/24	(28)
Target Corp.	(217)	(4,015)	185.00	05/17/24	(1)
Texas Instruments, Inc.	(224)	(4,144)	185.00	05/17/24	(14)
Thermo Fisher Scientific, Inc.	(144)	(8,640)	600.00	05/17/24	(22)
Truist Financial Corp.	(1,924)	(7,696)	40.00	05/17/24	(29)
US Bancorp	(921)	(3,914)	42.50	05/17/24	(29)
Veeva Systems, Inc.	(177)	(3,894)	220.00	05/17/24	(5)
Visa, Inc.	(154)	(4,543)	295.00	05/17/24	(1)
Walt Disney Co. (The)	(366)	(4,758)	130.00	05/17/24	(11)
Zoetis, Inc.	(233)	(3,845)	165.00	05/17/24	(83)
Total Written Options					$(897)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of April 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at April 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$235,287	$—	$224,100	$11,187
Equity Securities:
Convertible Preferred Stocks	17,217	17,217	—	—
Common Stocks	1,043,633	1,043,633	—	—
Warrant	7	7	—	—
Money Market Mutual Fund	4,933	4,933	—	—
Total Assets	1,301,077	1,065,790	224,100	11,187
Liabilities:
Other Financial Instruments:
Written Options	(897)	(836)	(61)	—
Total Investments, Net of Written Options	$1,300,180	$1,064,954	$224,039	$11,187
There were no transfers into or out of Level 3 related to securities held at April 30, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Bonds and Notes
Investments in Securities
Balance as of January 31, 2024:	$ 2,614	$ 2,614
Net change in unrealized appreciation (depreciation)(a)	(280)	(280)
Purchases	8,853	8,853
Balance as of April 30, 2024	$ 11,187	$ 11,187
(a) The net change in unrealized appreciation (depreciation) on investments still held at April 30, 2024, was $(280).
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.